Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 12 - Income Taxes
Southwest Gas Holdings, Inc.:
The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations:

	Year ended December 31,
(Thousands of dollars)	2020	2019	2018
U.S.	$282,489	$261,525	$235,120
Foreign	22,249	11,145	8,216
Total income before income taxes	$304,738	$272,670	$243,336
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Current:
Federal	$6,287	$622	$(13,476)
State	8,617	(1,510)	(3,219)
Foreign	4,666	5,013	2,563
	19,570	4,125	(14,132)
Deferred:
Federal	44,547	45,593	67,784
State	414	8,212	8,901
Foreign	1,222	(1,907)	(869)
	46,183	51,898	75,816
Total income tax expense	$65,753	$56,023	$61,684
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Deferred federal and state:
Property-related items	$50,504	$60,449	$94,899
Purchased gas cost adjustments	(5,726)	3,834	(3,507)
Employee benefits	459	7,680	(7,334)
Regulatory adjustments	(9,885)	(11,962)	2,412
Deferred payroll taxes	(9,055)	—	—
Alternative minimum tax	4,409	441	849
All other deferred	15,529	(8,298)	(10,890)
Total deferred federal and state	46,235	52,144	76,429
Deferred ITC, net	(52)	(246)	(613)
Total deferred income tax expense	$46,183	$51,898	$75,816
References above and below to Deferred payroll taxes relate to the employer portion of Social Security tax, for which deferment of remittance was permissible under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act.
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	3.0	2.1	2.9
Tax credits	(0.5)	(0.3)	(0.3)
Company-owned life insurance	(0.8)	(1.5)	0.1
Amortization of excess deferred taxes	(0.8)	(0.9)	—
All other differences	(0.3)	0.1	1.6
Consolidated effective income tax rate	21.6%	20.5%	25.3%
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2020	2019
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$104,314	$105,077
Employee benefits	39,907	37,439
Alternative minimum tax credit	—	4,409
Federal net operating losses	4,118	7,467
Deferred payroll taxes	9,055	—
Lease-related item	20,890	21,226
Other	14,350	21,536
Valuation allowance	(22)	(25)
	192,612	197,129
Deferred tax liabilities:
Property-related items, including accelerated depreciation	785,734	732,798
Regulatory balancing accounts	4,205	9,931
Debt-related costs	2,585	2,818
Intangibles	13,511	10,611
Lease-related item	19,789	20,386
Other	13,786	19,569
	839,610	796,113
Net noncurrent deferred tax liabilities	$646,998	$598,984
Net noncurrent deferred tax liabilities above at December 31, 2020 and 2019 are reflected net of $455,000 and $856,000 of noncurrent deferred tax assets associated with the Company’s Canadian operations, which are shown separately on the Company’s Consolidated Balance Sheets.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2020	2019
Unrecognized tax benefits at beginning of year	$1,056	$971
Gross increases – tax positions in prior period	641	85
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	231	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$1,928	$1,056
Southwest Gas Corporation:
The following is a summary of income before taxes:

	Year ended December 31,
(Thousands of dollars)	2020	2019	2018
Total income before income taxes	$194,873	$198,144	$182,833
 Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Current:
Federal	$(4,678)	$4,109	$(17,584)
State	(179)	250	(6,783)
	(4,857)	4,359	(24,367)
Deferred:
Federal	38,561	29,543	58,136
State	2,051	1,071	10,222
	40,612	30,614	68,358
Total income tax expense	$35,755	$34,973	$43,991
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Deferred federal and state:
Property-related items	$36,029	$34,398	$67,576
Purchased gas cost adjustments	(5,726)	3,834	(3,507)
Employee benefits	11,437	6,493	2,156
Regulatory adjustments	(9,885)	(11,962)	2,412
Deferred payroll taxes	(1,810)	—	—
Alternative minimum tax	4,409	441	849
All other deferred	6,210	(2,344)	(515)
Total deferred federal and state	40,664	30,860	68,971
Deferred ITC, net	(52)	(246)	(613)
Total deferred income tax expense	$40,612	$30,614	$68,358
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	1.7	0.7	2.1
Tax credits	(0.7)	(0.4)	(0.4)
Company-owned life insurance	(1.0)	(1.9)	0.3
Amortization of excess deferred taxes	(1.3)	(1.2)	—
All other differences	(1.4)	(0.5)	1.1
Effective income tax rate	18.3%	17.7%	24.1%
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2020	2019
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$104,314	$105,077
Employee benefits	4,806	13,574
Alternative minimum tax credit	—	4,409
Deferred payroll taxes	1,810	—
Other	7,790	12,193
Valuation allowance	(22)	(25)
	118,698	135,228
Deferred tax liabilities:
Property-related items, including accelerated depreciation	680,294	644,046
Regulatory balancing accounts	4,205	9,931
Debt-related costs	2,585	2,818
Other	12,714	17,483
	699,798	674,278
Net deferred tax liabilities	$581,100	$539,050
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2020	2019
Unrecognized tax benefits at beginning of year	$1,056	$971
Gross increases – tax positions in prior period	506	85
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	231	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$1,793	$1,056
In assessing whether uncertain tax positions should be recognized in its financial statements, management first determines whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluations of whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that would have full knowledge of all relevant information. For tax positions that meet the more-likely-than-not recognition threshold, management measures the amount of benefit recognized in the financial statements at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Unrecognized tax benefits are recognized in the first financial reporting period in which information becomes available indicating that such benefits will more-likely-than-not be realized. For each reporting period, management applies a consistent methodology to measure unrecognized tax benefits, and all unrecognized tax benefits are reviewed periodically and adjusted as circumstances warrant. Measurement of unrecognized tax benefits is based on management’s assessment of all relevant information, including prior audit experience, the status of audits, conclusions of tax audits, lapsing of applicable statutes of limitation, identification of new issues, and any administrative guidance or developments.
At December 31, 2020, the total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was $1.9 million for the Company and $1.8 million for Southwest. No significant increases or decreases in unrecognized tax benefits are expected within the next 12 months.
The Company and Southwest recognize interest expense and income and penalties related to income tax matters in income tax expense. There was $523,000 of tax-related interest income for 2020, and none in 2019 or 2018.
The Company’s regulated operations accounting for income taxes is impacted by the FASB’s ASC 980 – Regulated Operations. Reductions in accumulated deferred income tax balances due to the reduction in the corporate income tax rates to 21% under the provisions of the Tax Cuts and Jobs Act (the “TCJA”), enacted in December 2017, may continue to result in a refund of excess deferred taxes to customers, generally through reductions in future rates. The TCJA included provisions that stipulate how these excess deferred taxes may be passed back to customers for certain accelerated tax depreciation benefits. Potential refunds of other deferred taxes will be determined in conjunction with appropriate regulatory commissions. Southwest began refunding excess deferred taxes to Nevada customers starting in January 2019 and to Arizona customers in January 2021. Refunding to California customers will begin with the effective date of new rates for the most recent general rate case. Paiute began refunding excess deferred taxes to its customers starting in December 2019. The December 31, 2020 Consolidated Balance Sheets of Southwest and the Company reflect the impact of the TCJA and the remaining unamortized balance of the regulatory liability (including a gross-up), barring further changes to income tax rates. See also Note 5 - Regulatory Assets and Liabilities.
The Company and its subsidiaries file a consolidated federal income tax return in the U.S. and in various states, as well as separate returns in Canada. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or Canadian income tax examinations for years before 2016.
The Company and each of its subsidiaries, including Southwest, participate in a tax sharing agreement to establish the method for allocating tax benefits and losses among members of the consolidated group. The consolidated federal income tax is apportioned among the subsidiaries using a separate return method.
At December 31, 2020, the Company has no U.S. federal net operating loss carryforward. The Company also has no general business credit carryforwards. The Company has a net capital loss carryforward of $97,000, which will begin to expire in 2021. At December 31, 2020, the Company has an income tax net operating loss carryforward related to Canadian operations of $12.7 million, which begins to expire in 2034. At December 31, 2020, the Company has $50.9 million of state net operating loss carryforwards, with a tax effect (net of federal benefit) of $3.2 million. Depending on the jurisdiction in which the state net operating loss was generated, the carryforwards will begin to expire in 2025.
Management intends to continue to permanently reinvest any future foreign earnings in Canada.